Cover Page Cover Page	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	ESSENT GROUP LTD.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-36157
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM11
Entity Address, Country	BM
City Area Code	441
Local Phone Number	297‑9901
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Shares, $0.015 par value
Trading Symbol	ESNT
Security Exchange Name	NYSE
Entity Central Index Key	0001448893
Amendment Flag	false